Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table presents certain information regarding compensation paid to our CEO and other NEOs, and certain measures of financial performance, for the three years ended December 31, 2022. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K.
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs(2)	Average Compensation Actually Paid to Non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)	C&I Capital Generation(4) (in millions)
					Total Stockholder Return	Peer Group Total Stockholder Return(3)
2022	$10,825,968	$3,745,311	$3,148,402	$647,344	$121.88	$106.95	$878	$1,070
2021	$21,715,068	$39,608,197	$8,166,095	$14,259,457	$167.32	$122.43	$1,314	$1,303
2020	$9,739,632	$13,192,003	$3,238,132	$3,902,537	$135.33	$97.76	$730	$1,056

(1)
Mr. Shulman served as our Chief Executive Officer for each year presented

(2)
Messrs. Conrad and Chadha were our other NEOs for each year presented.

(3)
The market index used was the NYSE Financial Sector Index.

(4)
The company-selected measure is C&I Capital Generation, which is a non-GAAP financial measure. Refer to Appendix A for a description of how this measure is calculated and, for 2022, a reconciliation to the most directly comparable measure calculated under GAAP.

The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
Year	Summary Compensation Table Total	Less: Equity Awards Included in Summary Compensation Table	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year(a)	Total Compensation Actually Paid(a)
CEO
2022	$10,825,968	$(4,713,173)	$2,511,907	$(5,796,156)	$865,280	$51,485	$3,745,311
2021	$21,715,068	$(14,005,170)	$13,771,899	$84,304	$659,124	$17,382,972	$39,608,197
2020	$9,739,632	$(4,221,360)	$3,870,523	$2,949,852	$865,897	$(12,541)	$13,192,003
Non-CEO NEOs
2022	$3,148,402	$(1,305,147)	$695,579	$(2,052,692)	$239,616	$(78,414)	$647,344
2021	$8,166,095	$(4,853,630)	$5,009,300	$(51,126)	$215,683	$5,773,135	$14,259,457
2020	$3,238,132	$(1,381,488)	$1,266,680	$533,624	$283,366	$(37,778)	$3,902,537

(a)
Amounts reported for 2021 reflect the settlement of two tranches of Performance Option Awards.

Company Selected Measure Name	C&I Capital Generation
Named Executive Officers, Footnote [Text Block]	(1) Mr. Shulman served as our Chief Executive Officer for each year presented (2) Messrs. Conrad and Chadha were our other NEOs for each year presented.
Peer Group Issuers, Footnote [Text Block]	(3) The market index used was the NYSE Financial Sector Index.
PEO Total Compensation Amount	$ 10,825,968	$ 21,715,068	$ 9,739,632
PEO Actually Paid Compensation Amount	$ 3,745,311	39,608,197	13,192,003
Adjustment To PEO Compensation, Footnote [Text Block]
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
Year	Summary Compensation Table Total	Less: Equity Awards Included in Summary Compensation Table	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year(a)	Total Compensation Actually Paid(a)
CEO
2022	$10,825,968	$(4,713,173)	$2,511,907	$(5,796,156)	$865,280	$51,485	$3,745,311
2021	$21,715,068	$(14,005,170)	$13,771,899	$84,304	$659,124	$17,382,972	$39,608,197
2020	$9,739,632	$(4,221,360)	$3,870,523	$2,949,852	$865,897	$(12,541)	$13,192,003
Non-CEO NEOs
2022	$3,148,402	$(1,305,147)	$695,579	$(2,052,692)	$239,616	$(78,414)	$647,344
2021	$8,166,095	$(4,853,630)	$5,009,300	$(51,126)	$215,683	$5,773,135	$14,259,457
2020	$3,238,132	$(1,381,488)	$1,266,680	$533,624	$283,366	$(37,778)	$3,902,537

(a)
Amounts reported for 2021 reflect the settlement of two tranches of Performance Option Awards.

Non-PEO NEO Average Total Compensation Amount	$ 3,148,402	8,166,095	3,238,132
Non-PEO NEO Average Compensation Actually Paid Amount	$ 647,344	14,259,457	3,902,537
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The following table reconciles the total compensation shown in the Summary Compensation Table to the compensation actually paid to NEOs shown in the Pay Versus Performance Table above.
Year	Summary Compensation Table Total	Less: Equity Awards Included in Summary Compensation Table	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year(a)	Total Compensation Actually Paid(a)
CEO
2022	$10,825,968	$(4,713,173)	$2,511,907	$(5,796,156)	$865,280	$51,485	$3,745,311
2021	$21,715,068	$(14,005,170)	$13,771,899	$84,304	$659,124	$17,382,972	$39,608,197
2020	$9,739,632	$(4,221,360)	$3,870,523	$2,949,852	$865,897	$(12,541)	$13,192,003
Non-CEO NEOs
2022	$3,148,402	$(1,305,147)	$695,579	$(2,052,692)	$239,616	$(78,414)	$647,344
2021	$8,166,095	$(4,853,630)	$5,009,300	$(51,126)	$215,683	$5,773,135	$14,259,457
2020	$3,238,132	$(1,381,488)	$1,266,680	$533,624	$283,366	$(37,778)	$3,902,537

(a)
Amounts reported for 2021 reflect the settlement of two tranches of Performance Option Awards.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid and OneMain TSR
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and C&I Capital Generation
Total Shareholder Return Vs Peer Group [Text Block]	OneMain TSR and Peer Group TSR
Tabular List [Table Text Block]
OneMain considers the following to be the most important financial performance measures it uses to link compensation actually paid to its NEOs, for 2022, to company performance.
Financial Performance Measures
C&I Capital Generation*
C&I Capital Generation ROR*
C&I Operating Expenses*
New Products/Channels Originations

*
Refer to Appendix A for a description of these non-GAAP financial measures and reconciliations to the most directly comparable measures calculated under GAAP.

Total Shareholder Return Amount	$ 121.88	167.32	135.33
Peer Group Total Shareholder Return Amount	106.95	122.43	97.76
Net Income (Loss)	$ 878,000,000	$ 1,314,000,000	$ 730,000,000
Company Selected Measure Amount	1,070	1,303	1,056
PEO Name	Mr. Shulman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	C&I Capital Generation
Non-GAAP Measure Description [Text Block]
(4)
The company-selected measure is C&I Capital Generation, which is a non-GAAP financial measure. Refer to Appendix A for a description of how this measure is calculated and, for 2022, a reconciliation to the most directly comparable measure calculated under GAAP.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	C&I Capital Generation ROR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	C&I Operating Expenses
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	New Products/Channels Originations
PEO [Member] | Mr. Shulman [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,713,173)	$ (14,005,170)	$ (4,221,360)
PEO [Member] | Mr. Shulman [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,511,907	13,771,899	3,870,523
PEO [Member] | Mr. Shulman [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,796,156)	84,304	2,949,852
PEO [Member] | Mr. Shulman [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	865,280	659,124	865,897
PEO [Member] | Mr. Shulman [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	51,485	17,382,972	(12,541)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,305,147)	(4,853,630)	(1,381,488)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	695,579	5,009,300	1,266,680
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,052,692)	(51,126)	533,624
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	239,616	215,683	283,366
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (78,414)	$ 5,773,135	$ (37,778)